Leases (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Future minimum payments under noncancelable operating leases
Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consist of the following as of December 31, 2014:

Year
2015	$160.6
2016	122.2
2017	90.3
2018	66.4
2019	52.4
Thereafter	119.4
Total minimum lease payments	$611.3